Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation	Property and equipment, stated at cost less accumulated depreciation, consisted of the following:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Mechanical equipment	$4,754,244	$4,190,440
Electronic equipment	31,435	24,372
Vehicles	345,915	348,068
Subtotal	5,131,594	4,562,880
Less: accumulated depreciation	(1,463,219)	(1,227,693)
Property and equipment, net	$3,668,375	$3,335,187
Property and equipment, stated at cost less accumulated depreciation, consisted of the following:
	As of December 31,
	2023	2022
Machinery and equipment	$4,190,440	$3,149,719
Electronic equipment	24,372	27,906
Vehicles	348,068	320,845
Subtotal	4,562,880	3,498,470
Less: accumulated depreciation	(1,227,693)	(851,305)
Property and equipment, net	$3,335,187	$2,647,165